EXCHANGE DIFFERENCE (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EXCHANGE DIFFERENCE
Generated by suppliers	$ (6,022,628)	$ (26,366,916)	$ (11,285,363)
Generated by financial assets	(1,067,456)	12,348,172	5,404,210
Generated by financial liabilities	206,889	(3,310,906)	(5,132,722)
Other	(523,509)	113,520	(593,853)
Total	$ (7,406,704)	$ (17,216,130)	$ (11,607,728)